Inventories - Schedule of Detailed Information About Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
Raw materials and consumables	$ 15,085	$ 29,016
Work-in-progress	15,041	17,171
Finished goods	7,169	8,502
Service inventory	8,575	3,361
Inventories	$ 45,870	$ 58,050